Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Loans Issued and Guarantees Granted (Detail) - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2022		Dec. 31, 2021
Loans (Transactions with Subsidiaries, Joint Ventures and Associates)
Loans outstanding, beginning of period		€ 153	[1],[2]	€ 214
Movement in loans during the period		(50)		159
Changes in the group of consolidated companies		0		0
Exchange rate changes/other		2		(221)	[1]
Loans outstanding, end of period	[2]	105		153	[1]
Other credit risk related transactions:
Allowance for loan losses		0		0
Provision for loan losses		0		0
Guarantees and commitments		€ 91		€ 28

[1]	Prior years' comparatives aligned to presentation in the current year.
[2]	There were no past due loans as of June 30, 2022 and December 31, 2021. For the above loans, the Group held collateral of € 0 million and € 0 million as of June 30, 2022 and December 31, 2021, respectively